ADVANCE TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Advances to Suppliers	Breakdown of advances to suppliers

	December 31,
Description	2025	2024

Local currency	152,533	138,352
Foreign currency	271,997	205,203
Provision for loss	(52,936)	(69,273)
	371,594	274,282

Schedule of Provision for Losses on Advances From Suppliers
The movement of the provision for losses on advance to suppliers is presented below:

	December,31
Description	2025	2024

Balances at the beginning of the year	(69,273)	(28,676)
Additions	(13,013)	(46,559)
Reversal	29,350	5,962
Balances at the end of the year	(52,936)	(69,273)